Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 — Significant Accounting Policies

The accounting policies applied by the Company in these condensed interim financial statements are the same as those applied by the Company in its annual financial statements.